Condensed Consolidated Statements of Operations and Comprehensive Losses (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Income Statement [Abstract]
REVENUE	$ 14,193	$ 15,306	$ 61,453	$ 10,204
COST OF REVENUE	(9,067)	(836)	(38,865)
GROSS PROFIT	5,126	14,470	22,588	10,204
Other Income:
Foreign exchange gain			26,316	14,421
Bank interest			15
OTHER INCOME	21,558	3,021
Operating expenses:
SELLING AND DISTRIBUTION EXPENSES	(5,625)	(144,038)	(292,911)
GENERAL AND ADMINISTRATIVE EXPENSES	(56,400)	(147,778)	(481,024)	(101)
Other operating expenses			(72,004)	(39,949)
Loss from operations			(797,020)	(15,425)
Interest expense
LOSS BEFORE INCOME TAX	(35,341)	(274,325)	(797,020)	(15,425)
INCOME TAXES PROVISION
NET LOSS	(35,341)	(274,325)	(797,020)	(15,425)
Net Loss attributable to Non-Controlling Interests
Other comprehensive income/(loss):
- Foreign exchange adjustment gain/(loss)
COMPREHENSIVE LOSS	$ (35,341)	$ (274,325)	$ (797,020)	$ (15,425)
Net loss per share- Basic and diluted	$ (0.00)	$ (0.00)	$ 0.000	$ 0.000
Weighted average number of common shares outstanding - Basic and diluted	331,917,500	331,917,500	331,917,500	152,852,884